OTHER CURRENT AND NON-CURRENT ASSETS (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid professional fees		$ 108,345
Recoverable VAT	$ 38,641	33,553
Security deposit	17,716	24,251
Deferred tax assets	16,546	12,137
Other	34,605	10,749
Total	107,508	189,035
Current portion	107,508	168,957
Non-current portion	$ 0	$ 20,078